Investments (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total unrealized losses
Gross unrealized losses	$ (1,670)	$ (2,431)
Gross unrealized losses on equity securities	(209)	(63)
Total unrealized losses	(1,879)	(2,494)
Fixed income and equity securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	2,206	2,485
Fair value, continuous unrealized loss position for less than 12 months	7,551	14,595
Unrealized losses, continuous unrealized loss position for less than 12 months	(405)	(492)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	911	1,275
Fair value, continuous unrealized loss position for 12 months or more	5,881	8,895
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,474)	(2,002)
Fixed income securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	809	1,712
Fair value, continuous unrealized loss position for less than 12 months	5,431	13,985
Unrealized losses, continuous unrealized loss position for less than 12 months	(202)	(444)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	879	1,231
Fair value, continuous unrealized loss position for 12 months or more	5,851	8,804
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,468)	(1,987)
U.S. government and agencies
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	4	32
Fair value, continuous unrealized loss position for less than 12 months	61	2,081
Unrealized losses, continuous unrealized loss position for less than 12 months		(51)
Total unrealized losses
Total unrealized losses		(51)
Municipal
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	29	847
Fair value, continuous unrealized loss position for less than 12 months	135	4,130
Unrealized losses, continuous unrealized loss position for less than 12 months	(11)	(175)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	303	411
Fair value, continuous unrealized loss position for 12 months or more	1,886	2,715
Unrealized losses, continuous unrealized loss position for 12 months or more	(245)	(471)
Total unrealized losses
Total unrealized losses	(256)	(646)
Corporate
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	307	438
Fair value, continuous unrealized loss position for less than 12 months	3,439	5,994
Unrealized losses, continuous unrealized loss position for less than 12 months	(113)	(186)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	105	150
Fair value, continuous unrealized loss position for 12 months or more	1,273	1,992
Unrealized losses, continuous unrealized loss position for 12 months or more	(266)	(235)
Total unrealized losses
Total unrealized losses	(379)	(421)
Foreign government
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	11	33
Fair value, continuous unrealized loss position for less than 12 months	85	277
Unrealized losses, continuous unrealized loss position for less than 12 months	(1)	(9)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	1	1
Fair value, continuous unrealized loss position for 12 months or more	1	10
Unrealized losses, continuous unrealized loss position for 12 months or more		(1)
Total unrealized losses
Total unrealized losses	(1)	(10)
Residential mortgage-backed securities ("RMBS")
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	321	280
Fair value, continuous unrealized loss position for less than 12 months	373	583
Unrealized losses, continuous unrealized loss position for less than 12 months	(11)	(12)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	294	422
Fair value, continuous unrealized loss position for 12 months or more	1,182	1,939
Unrealized losses, continuous unrealized loss position for 12 months or more	(510)	(720)
Total unrealized losses
Total unrealized losses	(521)	(732)
Commercial mortgage-backed securities ("CMBS")
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	47	14
Fair value, continuous unrealized loss position for less than 12 months	378	158
Unrealized losses, continuous unrealized loss position for less than 12 months	(49)	(3)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	68	114
Fair value, continuous unrealized loss position for 12 months or more	489	835
Unrealized losses, continuous unrealized loss position for 12 months or more	(177)	(274)
Total unrealized losses
Total unrealized losses	(226)	(277)
Asset-backed securities ("ABS")
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	89	68
Fair value, continuous unrealized loss position for less than 12 months	960	762
Unrealized losses, continuous unrealized loss position for less than 12 months	(17)	(8)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	108	133
Fair value, continuous unrealized loss position for 12 months or more	1,020	1,313
Unrealized losses, continuous unrealized loss position for 12 months or more	(270)	(286)
Total unrealized losses
Total unrealized losses	(287)	(294)
Redeemable preferred stock
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	1
Investment grade fixed income securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	665	1,607
Fair value, continuous unrealized loss position for less than 12 months	4,480	13,280
Unrealized losses, continuous unrealized loss position for less than 12 months	(145)	(408)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	555	857
Fair value, continuous unrealized loss position for 12 months or more	3,773	6,217
Unrealized losses, continuous unrealized loss position for 12 months or more	(700)	(943)
Total unrealized losses
Total unrealized losses	(845)	(1,351)
Below investment grade fixed income securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	144	105
Fair value, continuous unrealized loss position for less than 12 months	951	705
Unrealized losses, continuous unrealized loss position for less than 12 months	(57)	(36)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	324	374
Fair value, continuous unrealized loss position for 12 months or more	2,078	2,587
Unrealized losses, continuous unrealized loss position for 12 months or more	(768)	(1,044)
Total unrealized losses
Total unrealized losses	(825)	(1,080)
Equity securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	1,397	773
Fair value, continuous unrealized loss position for less than 12 months	2,120	610
Unrealized losses, continuous unrealized loss position for less than 12 months	(203)	(48)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	32	44
Fair value, continuous unrealized loss position for 12 months or more	30	91
Unrealized losses, continuous unrealized loss position for 12 months or more	$ (6)	$ (15)